787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 15, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc.

(File No. 2-62329 and File No. 811-02857)

BlackRock Total Return Portfolio, a series of BlackRock Series Fund, Inc.

(File No. 2-69062 and File No. 811-03091)

BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

(File No. 2-74452 and File No. 811-03290)

BlackRock Strategic Income Opportunities Portfolio, a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of each registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 22, 2013, to the Prospectus for each Fund listed above. The purpose of the filing is to submit the 497(e) filing dated February 22, 2013 in XBRL for each Fund.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC